UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

John Hancock
MUTUAL FUNDS

John Hancock
Bank and Thrift Opportunity Fund

Semiannual Report
4.30.10

Ticker | **BTO**

Portfolio summary

Top 10 Holdings[1]

Bank of America Corp.		East West Bancorp, Inc.	4.3%
(Common Stock)	5.5%
		Cullen/Frost Bankers, Inc.	4.3%
PNC Financial Services Group, Inc.	5.3%
		TCF Financial Corp.	3.1%
Wells Fargo & Company	5.0%
		SVB Financial Group	3.1%
U.S. Bancorp	5.0%
		State Street Corp.	3.1%
JPMorgan Chase & Company	4.5%

Industry Composition[2,3]

Commercial Banks	69%	Capital Markets	4%

Diversified Financial Services	16%	Short-Term Investments & Other	4%

Thrifts & Mortgage Finance	7%

1 As a percentage of the Fund’s net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of the Fund’s net assets on April 30, 2010.

3 Investments focused on one industry may fluctuate more widely than investments across multiple industries.

6	Bank and Thrift Opportunity Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value

Common Stocks 90.37%		$377,463,828

(Cost $311,673,046)

Financials 90.37%		377,463,828

Capital Markets 4.12%

Northern Trust Corp.	78,712	4,327,586

State Street Corp.	296,049	12,878,132

Commercial Banks 69.45%

1st United Bancorp, Inc. (I)	175,463	1,570,394

Ameris Bancorp	175,390	1,952,091

Avenue Bank	300,000	765,542

Bank of Marin Bancorp	14,868	498,375

Bar Harbor Bankshares	26,061	766,193

BB&T Corp.	325,399	10,816,263

Bond Street Holdings LLC, Class A (I)(S)	203,192	4,063,840

Bridge Capital Holdings (I)	150,564	1,469,505

Camden National Corp.	36,776	1,314,006

Centerstate Banks, Inc.	251,686	3,027,783

Citizens South Banking Corp.	137,700	883,801

City Holding Company	47,798	1,674,842

CoBiz Financial, Inc.	93,795	669,696

Comerica, Inc.	248,691	10,445,022

Cullen/Frost Bankers, Inc.	301,389	17,890,451

CVB Financial Corp.	201,122	2,214,353

DNB Financial Corp.	78,515	569,234

Eagle Bancorp, Inc. (I)	65,470	824,922

East West Bancorp, Inc.	1,014,336	17,883,758

Eastern Virginia Bankshares, Inc.	69,998	542,485

ECB Bancorp, Inc.	27,504	453,816

Fifth Third Bancorp	258,381	3,852,461

First Bancorp, Inc.	146,499	2,327,869

First California Financial Group, Inc. (I)	208,583	688,324

First Southern Bancorp, Inc., Class B (I)	78,390	1,117,058

First Michigan Bank	462,595	2,775,570

FirstMerit Corp.	73,196	1,720,106

FNB Corp.	999,322	9,313,681

Glacier Bancorp, Inc.	146,652	2,711,595

Hancock Holding Company	232,176	9,491,355

Heartland Financial USA, Inc.	45,858	876,346

Heritage Financial Corp. (I)	187,598	2,872,125

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	7

	Shares	Value
Commercial Banks (continued)

Heritage Oaks Bancorp (I)	99,950	$385,807

Horizon Bancorp	1,978	43,516

IBERIABANK Corp.	141,748	8,737,347

Independent Bank Corp.	195,961	5,083,228

KeyCorp	948,155	8,552,358

Lakeland Financial Corp.	144,802	3,020,570

M&T Bank Corp. (L)	145,701	12,726,982

MainSource Financial Group, Inc.	30,294	245,078

MB Financial, Inc.	218,793	5,360,429

Northrim Bancorp, Inc.	77,232	1,333,024

Pacific Continental Corp.	242,191	2,806,994

PNC Financial Services Group, Inc.	326,647	21,953,945

Prosperity Bancshares, Inc.	24,589	964,381

S&T Bancorp, Inc.	85,800	2,063,490

S.Y. Bancorp, Inc. (L)	28,933	686,869

Sandy Spring Bancorp, Inc.	74,695	1,303,428

Signature Bank (I)	148,790	6,008,140

Southcoast Financial Corp. (I)	64,413	243,481

Southwest Bancorp, Inc. (I)	30,811	451,689

SunTrust Banks, Inc.	227,039	6,720,354

SVB Financial Group (I)	262,598	12,927,700

TCF Financial Corp. (L)	700,591	13,052,010

TriCo Bancshares	202,536	3,856,285

U.S. Bancorp	773,941	20,718,401

Union First Market Bankshares Corp.	81,367	1,365,338

Univest Corp. of Pennsylvania	50,200	982,414

Washington Banking Company	118,952	1,711,719

Washington Trust Bancorp, Inc.	198,110	3,587,772

Wells Fargo & Company	630,249	20,867,544

WesBanco, Inc.	129,761	2,501,792

Westamerica Bancorp.	30,499	1,792,426

Diversified Financial Services 9.98%

Bank of America Corp.	1,278,555	22,796,636

JPMorgan Chase & Company	443,587	18,887,934

Thrifts & Mortgage Finance 6.82%

Berkshire Hill Bancorp, Inc.	358,903	7,536,963

Dime Community Bancshares	138,688	1,768,272

ESSA Bancorp, Inc.	45,313	572,303

First Financial Holdings, Inc.	81,391	1,149,241

Flushing Financial Corp.	231,097	3,145,230

Hingham Institution for Savings	80,000	2,864,000

Home Federal Bancorp, Inc.	78,447	1,249,661

LSB Corp.	65,000	909,350

People’s United Financial, Inc.	379,754	5,897,580

Washington Federal, Inc.	49,084	1,009,658

WSFS Financial Corp.	56,374	2,373,909

8	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

			Shares	Value

Preferred Stocks 2.58%				$10,753,904

(Cost $8,513,060)

Financials 2.58%				10,753,904

Commercial Banks 0.74%

Citizens South Banking Corp.			765	1,049,595

First Southern Bancorp, Inc.			134	95,261

Heritage Oaks Bancorp			1,790	1,957,985

Diversified Financial Services 1.39%

Bank of America Corp., 8.200%			73,137	1,866,456

Bank of America Corp., 8.625%			74,849	1,970,774

Citigroup Capital XII (8.500% to 03-30-2015,
then 3 month LIBOR + 5.87%)			50,000	1,305,000

Citigroup, Inc., 8.125%			25,724	516,538

Citigroup, Inc., 8.500%			6,007	124,405

Thrifts & Mortgage Finance 0.45%

Doral Financial Corp.			1,829	1,867,890

			Shares	Value

Convertible Preferred Stocks 2.10%				$8,749,771

(Cost $4,698,811)

Financials 2.10%				8,749,771

Commercial Banks 2.10%

Huntington Bancshares, Inc., 8.500%			5,267	5,326,833

Keycorp, 7.750%, Series A			12,500	1,312,500

Monarch Financial Holdings, Inc., 7.800%,
Series B			38,925	1,070,438

Webster Financial Corp., 8.500%			1,000	1,040,000

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 1.17%				$4,889,531

(Cost $4,606,315)

Financials 1.17%				4,889,531

Commercial Banks 1.17%

Banponce Trust I, Series A	8.327%	02-01-27	$100,000	72,387

City National Capital Trust I	9.625	02-01-40	1,775,000	1,990,144

First Midwest Capital Trust I, Series B	6.950	12-01-33	2,000,000	1,585,000

Webster Capital Trust IV
(7.65% to 6-15-17 then 3 month
LIBOR + 1.89%)	7.650	06-15-37	1,725,000	1,242,000

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	9

			Shares	Value

Warrants 0.05%				$221,106

(Cost $202,569)

Financials 0.05%				221,106
Washington Federal, Inc. (Expiration Date: 11-14-2018,
Strike Price: $17.57) (I)			27,297	221,106

		Maturity
	Yield*	date	Par value	Value

Certificates of Deposit 0.02%				$73,161

(Cost $73,161)
Country Bank For Savings	2.960%	08-31-10	$1,785	1,785

First Bank Richmond	3.690	12-05-10	17,016	17,016

First Bank System, Inc.	2.374	04-01-11	4,585	4,585

First Federal Savings Bank of Louisiana	2.980	06-15-10	3,020	3,020

Framingham Cooperative Bank	2.000	09-12-11	3,711	3,711

Home Bank	4.150	12-04-10	16,275	16,275

Hudson Savings	2.630	04-21-11	1,923	1,923

Machias Savings Bank	1.980	05-24-11	1,782	1,782

Middlesex Savings Bank	3.500	08-19-10	1,818	1,818

Midstate Federal Savings and Loan	1.880	05-27-10	1,863	1,863

Milford Bank	2.130	06-04-11	1,776	1,776

Milford Federal Savings and Loan Assn.	3.150	10-20-10	1,968	1,968

Mount Mckinley Savings Bank	0.900	12-03-10	1,667	1,667

Mt. Washington Bank	1.500	10-31-11	1,778	1,778

Newburyport Bank	2.750	10-21-10	1,904	1,904

Newton Savings Bank	2.370	06-15-10	1,803	1,803

OBA Federal Savings and Loan	3.150	06-15-10	1,221	1,221

Plymouth Savings Bank	1.340	04-21-11	1,857	1,857

Randolph Savings Bank	1.000	09-23-11	1,854	1,854

Salem Five Cents Savings Bank	0.750	12-17-10	1,691	1,691

Sunshine Federal Savings and Loan Assn.	2.460	05-10-11	1,864	1,864

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 5.12%				$21,395,403

(Cost $21,397,921)

Short-Term Securities 2.32%				9,699,968
Federal Home Loan Bank Discount Notes	0.060%	05-03-10	$9,700,000	9,699,968

			Shares	Value
Securities Lending Collateral 2.80%				11,695,435
John Hancock Collateral Investment Trust (W)	0.2377% (Y)		1,168,597	11,695,435

Total investments (Cost $351,164,883)† 101.41%				$423,546,704

Other assets and liabilities, net (1.41%)				($5,852,005)

Total net assets 100.00%				$417,694,699

10	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2010.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of April 30, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $351,186,460. Net unrealized appreciation aggregated $72,360,244, of which $94,265,651 related to appreciated investment securities and $21,905,407 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments in unaffiliated issuers, at value (Cost $339,466,930) including
$11,157,468 of securities loaned (Note 2)	$411,851,269
Investments in affiliated issuers, at value (Cost $11,697,953) (Note 2)	11,695,435

Total investments, at value (Cost $351,164,883)	423,546,704
Cash	505,142
Receivable for investments sold	1,727,796
Dividends and interest receivable	448,079
Receivable for securities lending income	5,789
Other assets	4,338,797

Total assets	430,572,307

Liabilities

Payable for investments purchased	694,547
Payable for fund shares repurchased	370,652
Payable upon return of securities loaned (Note 2)	11,667,300
Payable to affiliates
Accounting and legal services fees	24,162
Trustees’ fees	29,402
Other liabilities and accrued expenses	91,545

Total liabilities	12,877,608

Net assets

Capital paid-in	$360,888,326
Distributions in excess of net investment income	(4,425,617)
Accumulated net realized loss on investments	(11,149,831)
Net unrealized appreciation on investments	72,381,821

Net assets	$417,694,699

Net asset value per share

Based on 20,695,200 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$20.18

12	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,121,637
Interest	218,019
Securities lending	112,567
Total investment income	3,452,223

Expenses

Investment management fees (Note 4)	2,127,186
Accounting and legal services fees (Note 4)	460,630
Transfer agent fees	56,662
Trustees’ fees (Note 4)	25,420
Printing and postage fees	82,036
Professional fees	24,067
Custodian fees	26,777
Stock exchange listing fees	25,404
Other	14,215

Total expenses	2,842,397
Less expense reductions (Note 4)	(276,378)

Net expenses	2,566,019

Net investment income	886,204

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(5,229,903)
Investments in affiliated issuers	(680)
(5,230,583)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	90,301,644
Investments in affiliated issuers	(2,669)
90,298,975
Net realized and unrealized gain	85,068,392
Increase in net assets from operations	$85,954,596

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	13

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09

Increase (decrease) in net assets

From operations
Net investment income	$886,204	$6,034,909
Net realized loss	(5,230,583)	(5,877,722)
Change in net unrealized appreciation (depreciation)	90,298,975	(70,748,816)

Increase (decrease) in net assets resulting from operations	85,954,596	(70,591,629)

Distributions to shareholders
From net investment income	(5,267,430)[1]	(6,034,142)
From tax return of capital	—	(19,943,531)

Total distributions	(5,267,430)	(25,977,673)

From Fund share transactions (Note 5)	(1,697,428)	(3,776,593)

Total increase (decrease)	78,989,738	(100,345,895)

Net assets

Beginning of period	338,704,961	439,050,856

End of period	$417,694,699	$338,704,961

Distributions in excess of net investment income	($4,425,617)	($44,391)

1 A portion of the distribution may be deemed a tax return of capital at year-end.

14	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[2]

Per share operating performance

Net asset value, beginning of period	$16.28	$20.81	$35.08	$42.28	$42.08	$44.68
Net investment income[3]	0.04	0.29	0.62	0.64	0.64	0.56
Net realized and unrealized gain (loss)
on investments	4.09	(3.63)	(8.94)	(3.52)	3.84	1.36
Total from investment operations	4.13	(3.34)	(8.32)	(2.88)	4.48	1.92
Less distributions to
common shareholders
From net investment income	(0.25)[4]	(0.29)	(0.68)	(0.60)	(0.68)	(0.96)
From net realized gain	—	—	(4.76)	(3.72)	(3.60)	(3.56)
From tax return of capital	—	(0.94)	(0.51)	—	—	—
Total distributions	(0.25)	(1.23)	(5.95)	(4.32)	(4.28)	(4.52)
Anti-dilutive impact of repurchase plan	0.02[5]	0.04[5]	—	—	—	—
Net asset value, end of period	$20.18	$16.28	$20.81	$35.08	$42.28	$42.08
Per share market value, end of period	$17.46	$13.30	$17.80	$30.96	$39.20	$37.56
Total return at net asset value (%)[6,7]	25.88[9]	(13.78)	(24.38)	(6.93)	12.07	5.44[8]
Total return at market value (%)[7]	33.31[9]	(17.65)	(26.67)	(11.41)	16.41	3.68

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$418	$339	$439	$740	$892	$888
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.54[10]	1.55	1.49	1.44	1.46	1.47
Expenses (net of fee waivers)	1.39[10]	1.40	1.34	1.29	1.29	1.32
Expenses net of fee waivers and credits	1.39[10]	1.40	1.34	1.29	1.29	1.32
Net investment income	0.48[10]	1.88	2.51	1.61	1.49	1.34
Portfolio turnover (%)	15	37[11]	27	21	9	5

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 A portion of the distributions may be deemed a tax return of capital at year-end.

5 The repurchase plan was completed at an average repurchase price of $14.88 and $12.99 for 114,100 and 290,700 shares, the redemption was $1,697,428 and $3,776,593 and had a $0.02 and $0.04 NAV impact for the period ended April 30, 2010 and the year ended October 31, 2009, respectively.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

8 Unaudited.

9 Not annualized.

10 Annualized.

11 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	15

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Bank and Thrift Opportunity Fund (the Fund) is a closed-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major category type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
INVESTMENTS IN SECURITIES	4-30-10	QUOTED PRICE	INPUTS	INPUTS

Capital Markets	$17,205,718	$17,205,718	—	—
Commercial Banks	306,912,677	271,434,633	$6,002,692	$29,475,352
Diversified Financial	47,467,743	46,162,743	1,305,000	—
Services
Thrifts & Mortgage Finance	30,565,163	28,697,273	1,867,890	—
Short-Term Investments	21,395,403	11,695,435	9,699,968	—

Total Investments in
Securities	$423,546,704	$375,195,802	$18,875,550	$29,475,352

16	Bank and Thrift Opportunity Fund | Semiannual report

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	COMMERCIAL BANKS

Balance as of 10/31/09	$575,620
Accrued discounts/premiums	58,267
Realized gain (loss)	(5,794,748)
Change in unrealized appreciation (depreciation)	15,311,187
Net purchases (sales)	19,325,026
Net transfers in and/out of Level 3	—
Balance as of 4/30/10	$29,475,352

During the six-month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Semiannual report | Bank and Thrift Opportunity Fund	17

Capital commitments. The Fund may enter into agreements relating to certain capital commitments and may be obligated to perform under such agreements at a future date. Capital commitments are monitored for impairment and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and the Statement of Operations. At April 30, 2010, the Fund has a funded commitment of $4,267,720 and this amount has been recorded as Other Assets. In addition, there was no unrealized appreciation (depreciation) associated with these commitments.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $5,897,670 available to offset future net realized capital gains as of October 31, 2009. The capital loss carryforward of $5,897,670 expires on October 31, 2017.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Managed distribution plan. On March 12, 2010, the Board of Trustees has approved the adoption of a new managed distribution plan (the Plan). Under the Plan, the Fund will make quarterly distributions of an amount equal to 1.25% of the Fund’s net asset value, based upon an annual rate of 5%, as of each measuring date. The amount of each quarterly distribution will be determined based on the net asset value of the Fund at the close of the NYSE on the last business day of the month ending two months prior to each quarterly declaration date.

Distributions under the Plan may consist of net investment income, net realized capital gains and, to the extent necessary, return of capital. Return of capital distributions may be necessary when the Fund’s net investment income and net capital gains are insufficient to meet the minimum percentage dividend. In addition, the Fund may also make additional distributions to avoid federal income and excise taxes. The final determinations of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to shareholders.

The Board of Trustees may terminate the Plan at any time. The termination may have an adverse effect on the market price of the Fund’s shares.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly through its managed distribution plan described above.

18	Bank and Thrift Opportunity Fund | Semiannual report

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. The final determination of tax characteristics of the Fund’s distribution will occur at the end of the year, at which time it will be reported to shareholders. A portion of the distributions from the year ended October 31, 2010, may be deemed a tax return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is indirect wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser at an annual rate of 1.15% of the Fund’s average daily net assets. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 1.15% of the Fund’s average daily net assets.

Accounting and legal services. The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.25% of the average daily net assets of the Fund. The Adviser voluntarily agreed to limit the accounting and legal services fee to 0.10% of the Fund’s average daily net assets. Accordingly, the expense reductions related to accounting and legal services fee amounted to $276,378 for the six months ended April 30, 2010. The Adviser reserves the right to terminate this limitation in the future with the Trustees’ approval. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.10% of the Fund’s average daily net assets.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Semiannual report | Bank and Thrift Opportunity Fund	19

Note 5 — Fund share transactions

The Board of Trustees approved a share repurchase plan. Under the share repurchase plan approved on May 7, 2009, the Fund may purchase in the open market up to 10% of its outstanding common shares commencing May 7, 2009 through December 31, 2009. On December 8, 2009, the Board of Trustees approved the renewal of the Fund’s share repurchase plan. As renewed, the Fund may purchase, in the open market, up to an additional 10% of its outstanding common shares between January 1, 2010 and December 31, 2010 (based on common shares outstanding as of December 31, 2009).

During the six month period ended April 30, 2010 and the year ended October 31, 2009, the Fund repurchased 114,100 and 290,700, respectively (0.55% and 1.38% of shares outstanding, respectively) of its common shares under the share repurchase program. The corresponding dollar amount of the share repurchase amounted to $1,697,428 and $3,776,593 during the six months ended April 30, 2010 and the year ended October 31, 2009, respectively.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $59,845,429 and $51,614,737, respectively for the six months ended April 30, 2010.

20	Bank and Thrift Opportunity Fund | Semiannual report

Additional information

Unaudited

Investment objective and policy

The Fund is a closed-end diversified management investment company, shares of which were initially offered to the public on August 23, 1994, and are publicly traded on the New York Stock Exchange. Its investment objective is long-term capital appreciation. On November 20, 2001, the Fund’s Trustees approved the following investment policy changes effective December 15, 2001: Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. regional banks and thrifts and holding companies that primarily own or receive a substantial portion of their income from regional banks or thrifts. “Net assets” is defined as net assets plus borrowings for investment purposes. “Primarily owned” means that the bank or financial holding company derives a substantial portion of its business from U.S. regional banks or thrifts as determined by the Adviser, based upon generally accepted measures such as revenues, asset size and number of employees. U.S. regional banks or thrifts are ones that provide full-service banking (i.e., savings accounts, checking accounts, commercial lending and real estate lending) and whose assets are primarily of domestic origin. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

The Fund may invest in investment-grade debt securities as well as debt securities rated BB or below by Standard & Poor’s Ratings group (Standard & Poor’s) or Ba or below by Moody’s Investors Service, Inc. (Moody’s) or, if unrated by such rating organizations, determined by the Adviser to be of comparable quality.

Bylaws

On November 19, 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders.

Effective September 9, 2008, the Fund’s bylaws were amended with respect to notice requirements for Trustee nominations and other proposals by the Fund’s shareholders. These provisions require the disclosure of the nominating shareholder and the nominee’s investment interests as they relate to the Fund, as well as the name of any other shareholder supporting the nominee for election as a Trustee or the proposal of other business. In order for notice to be proper, such notice must disclose the economic interests of the nominating shareholder and nominee, including his or her holdings of shares in the Fund, the intent upon which those shares were acquired, and any hedging arrangements (including leveraged or short positions) made with respect to the shares of the Fund. Additionally, any material interest that the shareholder has in the business to be brought before the meeting must be disclosed.

Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws.

Semiannual report | Bank and Thrift Opportunity Fund	21

Dividends and distributions

During the six month period ended April 30, 2010, dividends from net investment income totaling $0.25 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

PAYMENT DATE	DIVIDEND[1]

December 31, 2009	0.0319
March 31, 2010	0.2223
Total	0.2542

1 A portion of the distribution may be deemed a tax return of capital at year-end.

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Each shareholder will automatically have all distributions of dividends and capital gains reinvested by Mellon Bank, N.A. as Plan agent (the Plan Agent), unless an election is made to receive cash. Each registered shareholder will receive from the Plan Agent an authorization card to be signed and returned if the shareholder elects to receive distributions from net investment income in cash or elects not to receive capital gains distributions in the form of a shares dividend. Shareholders may also make their election by notifying the Plan Agent by telephone or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or nominee, or shareholders transferring such an account to a new broker or nominee, should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the holders of common shares in administering the Plan. After the Fund declares a dividend or makes a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. The Fund will not issue any new shares in connection with the Plan. The Plan Agent’s fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, either a cash payment will be made to the participant for the full value of the common shares credited to the account upon instruction by the participant, or certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to shareholders’ meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan. In the case of shareholders such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record

22	Bank and Thrift Opportunity Fund | Semiannual report

shareholders as representing the total amount registered in the record shareholder’s name and held for the account of beneficial owners who are participants in the Plan. Shares may be purchased through broker-dealers.

Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional common shares, and the automatic reinvestment of dividends and capital gain distributions will not relieve participants of any U.S. federal income tax that may be payable or required to be withheld on such dividends or distributions. The amount of dividends to be reported on 1099-DIV should be the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases. Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent by at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 358015, Pittsburgh, PA 15252-8015 (Telephone:1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting (unaudited)

The Fund held its Annual Meeting of Shareholders on January 22, 2010. The following action was taken by the shareholders:

Proposal: Election of four (4) Trustees to serve for a three-year term ending at the Annual Meeting of Shareholders in 2013. The votes cast with respect to each Trustee are set forth below:

THE PROPOSAL PASSED FOR ALL TRUSTEES ON JANUARY 22, 2010.

	TOTAL VOTES FOR	TOTAL VOTES WITHHELD
	THE NOMINEE	FROM THE NOMINEE

James R. Boyle	16,819,035	1,543,087
Deborah C. Jackson	16,786,309	1,575,813
Patti McGill Peterson	16,842,180	1,519,942
Steven R. Pruchansky	16,847,153	1,514,969

The following seven Trustees of the Fund were not up for election and remain in office: James F. Carlin, William H. Cunningham, Charles L. Ladner, Stanley Martin, John A. Moore, Gregory A. Russo, and John G. Vrysen.

Semiannual report | Bank and Thrift Opportunity Fund	23

More information

Trustees	Officers	Investment adviser
Patti McGill Peterson,	Keith F. Hartstein	John Hancock Advisers, LLC
Chairperson	President and
James R. Boyle†	Chief Executive Officer	Subadviser
James F. Carlin		MFC Global Investment
William H. Cunningham	Andrew G. Arnott	Management (U.S.), LLC
Deborah C. Jackson*	Chief Operating Officer
Charles L. Ladner		Custodian
Stanley Martin*	Thomas M. Kinzler	State Street Bank and
Dr. John A. Moore	Secretary and	Trust Company
Steven R. Pruchansky*	Chief Legal Officer
Gregory A. Russo		Transfer agent
John G. Vrysen†	Francis V. Knox, Jr.	Mellon Investor Services
*Member of the Audit Committee	Chief Compliance Officer
†Non-Independent Trustee		Legal counsel
	Charles A. Rizzo	K&L Gates LLP
Chief Financial Officer
Stock symbol
	Salvatore Schiavone	Listed New York Stock
	Treasurer	Exchange: BTO

For shareholder assistance refer to page 23

You can also contact us:	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

24	Bank and Thrift Opportunity Fund | Semiannual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P90SA 4/10
6/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

(a) Not applicable.

(b)	REGISTRANT PURCHASES OF EQUITY SECURITIES

			Total Number	Maximum
			of	Number
			Shares	of Shares
			Purchased	that May
	Total		as Part of	Yet Be
	Number of	Average	Publicly	Purchased
	Shares	Price	Announced	Under the
Period	Purchased	per Share	Plan*	Plan

November 1, 2009 to
November 30, 2009	30,600	$13.581	30,600	2,050,330

December 1, 2009 to
December 31, 2009	19,500	13.712	50,100	2,030,830

January 1, 2010 to
January 31, 2010	43,000	14.973	93,100	1,987,830

February 1, 2010 to
February 28, 2010	0	0	93,100	1,987,830

March 1, 2010 to
March 31, 2010	0	0	93,100	1,987,830

April 1, 2010 to
April 30, 2010	21,000	17.630	114,100	1,966,830

Total	114,100	$14.877

* On May 7, 2009, the Board of Trustees approved a subsequent repurchase plan. Under the plan, the Fund may repurchase in the open market up to 10% of its outstanding common shares. The plan will remain in effect until December 31, 2009. On December 8, 2009, the Board of Trustees approved the renewal of the Fund’s current share repurchase plan, which is set to expire on December 31, 2009. As renewed, the Fund may purchase, in the open market, up to an additional 10% of its outstanding common shares between January 1, 2010 and December 31, 2010 (based on common shares outstanding as of December 31, 2009).

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 22, 2010

By: /s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 22, 2010